BENEFIT PLAN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 23,000		$ 22,500	$ 20,500
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			50.00%		50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			100.00%		100.00%
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 2,193	$ 5,037	$ 8,510	$ 10,862	$ 15,116	$ 11,164
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			3.00%		3.00%